Income Taxes (Schedule of Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at January 1	$ 44,219	$ 43,471	$ 41,195
Currency translation Income		(2,459)	(3,295)
Increase in valuation allowance for capital losses	3,271
Increase in valuation allowance	2,916	3,207	5,571
Decrease in valuation allowance	(547)
Net increase during the year	5,640
Balance at December 31	$ 49,859	$ 44,219	$ 43,471